Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement Adjustment of Balance Sheet - Arisz Acquisition Corp. [Member] - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Previously Reported [Member]
Current assets:
Cash	$ 158,698	$ 7,409	$ 165,606	$ 173,789
Prepaid expenses	46,720	64,061	11,145	16,836
Total Current Assets	205,418	71,470	176,751	190,625
Investments held in Trust Account	33,185,036	71,752,184	70,463,045	69,286,800
Total Assets	33,390,454	71,823,654	70,639,796	69,477,425
Current liabilities:
Interest payable	31,756	16,179	4,825
Promissory note – Bitfufu	1,930,000	1,480,000	740,000
Current liabilities:
Accounts payable and accrued expenses	283,584	186,748	221,982	103,063
Franchise tax payable	13,900	24,100	58,800	46,800
Income tax payable	45,554	244,419	148,310	49,057
Total Current Liabilities	2,696,725	1,951,446	1,173,917	198,920
Deferred underwriting fee payable	2,587,500	2,587,500	2,587,500	2,587,500
Total Liabilities	5,284,225	4,538,946	3,761,417	2,786,420
Common stock subject to possible redemption	33,185,036	71,752,184	70,463,045	69,286,800
Stockholders’ Deficit
Common stock, value	200	200	200	200
Accumulated deficit	(5,079,007)	(4,467,676)	(3,584,866)	(2,595,995)
Total Stockholders’ Deficit	(5,078,807)	(4,467,476)	(3,584,666)	(2,595,795)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	33,390,454	71,823,654	70,639,796	69,477,425
Current liabilities:
Excise tax payable	391,931
Adjustments [Member]
Current assets:
Cash
Prepaid expenses
Total Current Assets
Investments held in Trust Account	129,527	271,857	226,316	131,275
Total Assets	129,527	271,857	226,316	131,275
Current liabilities:
Interest payable
Promissory note – Bitfufu
Current liabilities:
Accounts payable and accrued expenses
Franchise tax payable
Income tax payable	(367)	29,522	19,959	27,568
Total Current Liabilities	(367)	29,522	19,959	27,568
Deferred underwriting fee payable
Total Liabilities	(367)	29,522	19,959	27,568
Common stock subject to possible redemption	129,527	271,857	226,316	131,275
Stockholders’ Deficit
Common stock, value
Accumulated deficit	367	(29,522)	(19,959)	(27,568)
Total Stockholders’ Deficit	367	(29,522)	(19,959)	(27,568)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	129,527	271,857	226,316	131,275
Current liabilities:
Excise tax payable
Restated [Member]
Current assets:
Cash	158,698	7,409	165,606	173,789
Prepaid expenses	46,720	64,061	11,145	16,836
Total Current Assets	205,418	71,470	176,751	190,625
Investments held in Trust Account	33,314,563	72,024,041	70,689,361	69,418,075
Total Assets	33,519,981	72,095,511	70,866,112	69,608,700
Current liabilities:
Interest payable	31,756	16,179	4,825
Promissory note – Bitfufu	1,930,000	1,480,000	740,000
Current liabilities:
Accounts payable and accrued expenses	283,584	186,748	221,982	103,063
Franchise tax payable	13,900	24,100	58,800	46,800
Income tax payable	45,187	273,941	168,269	76,625
Total Current Liabilities	2,696,358	1,980,968	1,193,876	226,488
Deferred underwriting fee payable	2,587,500	2,587,500	2,587,500	2,587,500
Total Liabilities	5,283,858	4,568,468	3,781,376	2,813,988
Common stock subject to possible redemption	33,314,563	72,024,041	70,689,361	69,418,075
Stockholders’ Deficit
Common stock, value	200	200	200	200
Accumulated deficit	(5,078,640)	(4,497,198)	(3,604,825)	(2,623,563)
Total Stockholders’ Deficit	(5,078,440)	(4,496,998)	(3,604,625)	(2,623,363)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	33,519,981	$ 72,095,511	$ 70,866,112	$ 69,608,700
Current liabilities:
Excise tax payable	$ 391,931